SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Schedule of Receivables
	August 4, 2013	February 3, 2013
Trade receivables, net of allowance for doubtful accounts	$1,136	$926
Vendor rebate receivables	67	66
Other receivables	18	16
Total receivables, net	$1,221	$1,008

Receivables as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$926	$919
Vendor rebate receivables	66	71
Other receivables	16	12

Total receivables, net	$1,008	$1,002

Schedule of Other Current Liabilities
	August 4, 2013	February 3, 2013
Accrued interest	$118	$147
Accrued non-income taxes	38	34
Other	110	110
Total other current liabilities	$266	$291